Shareholder Fees {- Fidelity Advisor Multi-Asset Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-04 | Fidelity Advisor Multi-Asset Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none